FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:

/s/ Ronald Sadoff     Milwaukee, Wisconsin      8/09/04
--------------------  --------------------     ---------
    (Signature)           (City/State)           (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          52

Form 13F Information Table Value Total:    $219,047
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.   NONE




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                                SADOFF INVESTMENT MANAGEMENT LLC
                                            FORM 13F
                                           30-Jun-04


                                                                                           Voting Authority
                               Title                                                       ----------------
                                of               Value  Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 class  CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------------------    ------ ---------- ------- ------- --- ---- ------- --------- ------ ------ ----
BAUSCH & LOMB INC.             COM   071707103     5,814  89,350 SH       Sole              89,350
BIOMET INC.                    COM   090613100     6,398 143,978 SH       Sole             143,978
BROWN SHOE CO.                 COM   115736100     5,096 124,508 SH       Sole             124,508
C.R. BARD INC.                 COM   067383109    10,060 177,578 SH       Sole             177,578
CITIGROUP                      COM   172967101       216   4,653 SH       Sole               4,653
CITIZENS BANKING               COM   174420109       311  10,000 SH       Sole              10,000
CRANE COMPANY                  COM   224399105     4,999 159,258 SH       Sole             159,258
EATON CORP.                    COM   278058102     8,219 126,960 SH       Sole             126,960
EATON VANCE INSURED MUNI       COM   27827X101       797  62,500 SH       Sole              62,500
EXXON MOBIL CORP.              COM   30231G102       278   6,250 SH       Sole               6,250
FOOT LOCKER INC.               COM   344849104     4,747 195,028 SH       Sole             195,028
GANNETT INC.                   COM   364730101     7,160  84,389 SH       Sole              84,389
GENERAL ELEC CO.               COM   369604103       225   6,937 SH       Sole               6,937
GENERAL MILLS                  COM   370334104    11,096 233,456 SH       Sole             233,456
HERSHEY FOODS                  COM   427866108     2,264  48,920 SH       Sole              48,920
IDEX CORP.                     COM   45167R104     5,655 164,638 SH       Sole             164,638
INTERNATIONAL GAME TECH        COM   459902102     5,095 132,004 SH       Sole             132,004
JC PENNY CO INC.               COM   708160106     6,066 160,659 SH       Sole             160,659
JOHNSON & JOHNSON              COM   478160104       218   3,917 SH       Sole               3,917
KELLOGG CO.                    COM   487836108    12,893 308,074 SH       Sole             308,074
KNIGHT RIDDER                  COM   499040103     4,068  56,501 SH       Sole              56,501
LEE ENTERPRISES                COM   523768109     3,538  73,700 SH       Sole              73,700
LENNAR CORP.                   COM   526057104     8,091 180,928 SH       Sole             180,928
MANDALAY RESORT                COM   562567107       618   9,000 SH       Sole               9,000
MARSHALL & ILSLEY              COM   571834100       264   6,760 SH       Sole               6,760
MAY DEPARTMENT STORES          COM   577778103     7,452 271,067 SH       Sole             271,067
MCCORMICK & CO.                COM   579780206    11,560 339,990 SH       Sole             339,990
MORGAN STANLEY INSURED MUNI    COM   61745P866       449  34,100 SH       Sole              34,100
MOTOROLA INCORPORATED          COM   620076109       958  52,500 SH       Sole              52,500
MSDW QLTY MUNI INCOME TR       COM   61745P734       228  17,250 SH       Sole              17,250
MUNIYIELD INSURED FUND         COM   62630E107     1,108  82,946 SH       Sole              82,946
NEIMAN MARCUS                  COM   640204202     4,755  85,439 SH       Sole              85,439
NEW YORK TIMES                 COM   650111107     6,641 148,546 SH       Sole             148,546
NIKE INC.                      COM   654106103     8,313 109,739 SH       Sole             109,739
NORDSTROM INC.                 COM   655664100     7,611 178,629 SH       Sole             178,629
NUVEEN INSURED MUNI OPPORTUNIT COM   670984103     1,203  84,546 SH       Sole              84,546
NUVEEN INSURED PREMIUM MUNI    COM   6706D8104       495  39,300 SH       Sole              39,300
NUVEEN INSURED QUALITY MUNI    COM   67062N103       496  34,200 SH       Sole              34,200
PROGRESS ENERGY                COM   743263105     1,038  23,569 SH       Sole              23,569
PULTE HOMES INC.               COM   745867101     5,416 104,089 SH       Sole             104,089
REEBOK INTL.                   COM   758110100     4,949 137,559 SH       Sole             137,559
SAKS INC.                      COM   79377W108     3,481 232,095 SH       Sole             232,095
SMUCKERS                       COM   832696405     6,025 131,240 SH       Sole             131,240
SOUTHERN CO.                   COM   842587107       488  16,739 SH       Sole              16,739
ST JUDE MEDICAL                COM   790849103    10,358 136,918 SH       Sole             136,918
TOLL BROTHERS                  COM   889478103     5,550 131,139 SH       Sole             131,139
VARIAN MEDICAL                 COM   92220P105     4,546  57,289 SH       Sole              57,289
WASHINGTON POST                COM   939640108     4,033   4,337 SH       Sole               4,337
WELLPOINT HEALTH NETWORK       COM   94973H108       580   5,180 SH       Sole               5,180
WISCONSIN ENERGY               COM   976657106       388  11,899 SH       Sole              11,899
WPS RESOURCES                  COM   92931B106       292   6,300 SH       Sole               6,300
WRIGLEY WM JR CO.              COM   982526105     6,448 102,266 SH       Sole             102,266
REPORT SUMMARY                   52              219,047

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